Vessels, Port Terminals and Other Fixed Assets, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Vessels, Port Terminals and Other Fixed Assets, net

Vessels, Port Terminals and Other Fixed Assets, net	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2020	$1,600,313	$(460,774)	$1,139,539
Additions	6,881	(29,474)	(22,593)
Impairment losses	(89,888)	68,258	(21,630)
Vessel disposals	(142,782)	—	(142,782)
Transfers from oil storage plant and port facilities for liquid cargoes	5,645	—	5,645
Vessel acquisition	16,049	—	16,049
Transfers from deposits for vessels, port terminal and other fixed assets, net	51,461	—	51,461
Transfers to assets held for sale	(30,000)	—	(30,000)
Balance June 30, 2021	$1,417,679	$(421,990)	$995,689